Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2013
Satmex 8
Satellites and equipment
Original useful lives	15 years
Remaining economic life	21 years 11 months 5 days
Satmex 6
Satellites and equipment
Original useful lives	15 years
Remaining economic life	9 years 4 months 20 days
Satmex 5
Satellites and equipment
Original useful lives	15 years
Remaining economic life	7 years 7 months 24 days
Satellite equipment
Satellites and equipment
Original useful lives	15 years
Furniture and fixtures
Satellites and equipment
Original useful lives	10 years
Leasehold improvements
Satellites and equipment
Original useful lives	5 years
Equipment and antennas
Satellites and equipment
Original useful lives	10 years